Capital and financing structure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital and financing structure [Abstract]
Equity attributable to owners of parent	€ 5,908	€ 6,075	€ 3,766
Profit (loss), attributable to owners of parent	888	3,239	341
Increase decrease income and expense recognized directlyIn equity attributed to shareholders	(509)
Total other comprehensive income reclassified to profit or loss, net of tax	93	(15)	8
Increase decrease share holder remuneration equity attributed to shareholders	(657)
Increase (decrease) through share-based payment transactions, equity	15	€ 13	€ 12
Increase decrease other equity attributed to shareholderss	€ 3